Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2021 individual USD ($) shares	May 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of participants with outstanding options, restricted stock, or restricted stock units | individual	8,100
Retirement age eligibility for employees | $	55
Retirement eligibility for employees, minimum years of service required (in years)	10 years
Percent of stock-based compensation related to retiree-eligible population (as a percent)	35.00%
Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of shares authorized (in shares)		26,633,508
Number of shares available for grant	37,000,000